UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.9%)

Consumer Discretionary (16.0%):
Amazon.com, Inc.(a)	3,985	$5,782
Best Buy Co., Inc.	70,385	5,142
BorgWarner, Inc.	127,980	7,200
Burlington Stores, Inc.(a)	67,015	8,157
D.R. Horton, Inc.	91,955	4,510
LCI Industries	25,490	2,810
Lear Corp.	37,945	7,329
Magna International, Inc., ADR	117,495	6,715
Nutrisystem, Inc.	77,075	3,333
PulteGroup, Inc.	104,075	3,313
Ross Stores, Inc.	99,305	8,183
The Children’s Place, Inc.	22,685	3,398
The Home Depot, Inc.	25,870	5,197
Toll Brothers, Inc.	138,150	6,435
Winnebago Industries, Inc.	58,840	2,674
		80,178
Consumer Staples (7.4%):
Altria Group, Inc.	93,195	6,555
Costco Wholesale Corp.	30,590	5,961
Philip Morris International, Inc.	52,895	5,672
Sprouts Farmers Markets, Inc.(a)	206,715	5,774
Tyson Foods, Inc., Class A	87,640	6,670
Wal-Mart Stores, Inc.	61,525	6,559
		37,191
Energy (5.7%):
Chevron Corp.	61,130	7,663
EOG Resources, Inc.	44,125	5,074
Exxon Mobil Corp.	144,750	12,637
Valero Energy Corp.	35,105	3,369
		28,743
Financials (18.6%):
Ameriprise Financial, Inc.	42,040	7,092
Bank of America Corp.	405,575	12,979
Berkshire Hathaway, Inc., Class B(a)	49,475	10,606
Citigroup, Inc.	31,844	2,499
Citizens Financial Group, Inc.	158,885	7,293
Credit Acceptance Corp.(a)(b)	7,174	2,365
Essent Group Ltd.(a)	122,805	5,713
FCB Financial Holdings, Inc.(a)	94,925	5,202
JPMorgan Chase & Co.	87,995	10,178
Northern Trust Corp.	43,745	4,610
Raymond James Financial, Inc.	72,910	7,028
SVB Financial Group(a)	14,120	3,481
Western Alliance BanCorp(a)	116,040	6,807
Zions BanCorp	137,230	7,415
		93,268
Health Care (10.5%):
Baxter International, Inc.	66,370	4,781
Bristol-Myers Squibb Co.	87,005	5,447
Express Scripts Holding Co.(a)	62,078	4,915
ICON PLC(a)	49,220	5,391
Innoviva, Inc.(a)(b)	218,490	3,188
Johnson & Johnson	69,545	9,609
Mylan NV(a)	123,670	5,299
Novartis AG, ADR	33,855	3,049
UnitedHealth Group, Inc.	47,480	11,243
		52,922
Industrials (9.2%):
Cummins, Inc.	28,220	5,305

See notes to schedules of investments.

Security Description	Shares	Value
FedEx Corp.	19,105	$5,015
ManpowerGroup, Inc.	49,820	6,546
Masco Corp.	88,255	3,941
Old Dominion Freight Line, Inc.	24,900	3,647
PACCAR, Inc.	40,070	2,988
Patrick Industries, Inc.(a)	70,702	4,528
SkyWest, Inc.	68,920	3,842
United Rentals, Inc.(a)	33,150	6,004
Universal Forest Products, Inc.	120,200	4,487
		46,303
Information Technology (23.9%):
Alphabet, Inc., Class C(a)	13,421	15,701
Analog Devices, Inc.	32,350	2,972
Apple, Inc.	113,680	19,033
Applied Materials, Inc.	90,160	4,835
Broadcom Ltd.	31,935	7,922
DXC Technology Co.	51,355	5,112
Entegris, Inc.	146,845	4,780
Facebook, Inc., Class A(a)	78,210	14,617
KLA-Tencor Corp.	44,910	4,931
Microsoft Corp.	192,065	18,248
MKS Instruments, Inc.	42,670	4,365
SYNNEX Corp.	28,165	3,457
Tech Data Corp.(a)	29,505	2,958
Texas Instruments, Inc.	51,515	5,650
Zebra Technologies Corp., Class A(a)	43,180	5,318
		119,899
Materials (3.0%):
Avery Dennison Corp.	49,780	6,107
Berry Global Group, Inc.(a)	62,515	3,700
Packaging Corp. of America	43,720	5,493
		15,300
Real Estate (0.6%):
American Tower Corp.	20,100	2,969

Telecommunication Services (1.0%):
Verizon Communications, Inc.	94,570	5,113
Total Common Stocks (Cost $384,931)		481,886

Exchange-Traded Funds (3.2%)
SPDR S&P 500 ETF Trust	57,775	16,287
Total Exchange-Traded Funds (Cost $15,541)		16,287

Collateral for Securities Loaned (1.4%)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.26%(c)	2,123,900	2,124
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.52%(c)	2,613,031	2,613
JPMorgan Prime Money Market Fund, Capital Class, 1.49%(c)	2,375,198	2,375
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.18%(c)	47,506	48
Total Collateral for Securities Loaned (Cost $7,160)		7,160
Total Investments (Cost $407,632) — 100.5%		505,333
Liabilities in excess of other assets — (0.5)%		(2,468)
NET ASSETS - 100.00%		$502,865

(a)                            Non-income producing security.

(b)                            All or a portion of this security is on loan.

(c)                             Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

See notes to schedules of investments.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)

Communications Equipment (2.7%):
Arista Networks, Inc.(a)	2,750	$759

Consumer Discretionary (20.4%):
Amazon.com, Inc.(a)	1,470	2,133
Floor & Decor Holdings, Inc.(a)	8,675	407
Starbucks Corp.	10,100	574
TAL Education Group, ADR	13,075	426
The Priceline Group, Inc.(a)	545	1,042
The TJX Co., Inc.	6,875	552
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,175	705
		5,839
Consumer Staples (4.0%):
Monster Beverage Corp.(a)	16,750	1,143

Electronic Equipment, Instruments & Components (2.2%):
Cognex Corp.	10,275	641

Financials (8.6%):
First Republic Bank	7,625	683
MarketAxess Holdings, Inc.	2,625	515
The Charles Schwab Corp.	11,900	635
The Goldman Sachs Group, Inc.	2,275	609
		2,442
Health Care (14.4%):
Alexion Pharmaceuticals, Inc.(a)	5,250	627
Align Technology, Inc.(a)	3,800	995
Celgene Corp.(a)	4,925	498
Edwards Lifesciences Corp.(a)	5,750	728
Incyte Pharmaceuticals, Inc.(a)	5,000	451
Zoetis, Inc.	10,750	825
		4,124
Industrials (3.3%):
CSX Corp.	16,525	938

Internet Software & Services (12.6%):
Alibaba Group Holding Ltd., ADR(a)	2,925	597
Alphabet, Inc., Class C(a)	1,345	1,574
Facebook, Inc., Class A(a)	7,600	1,420
		3,591
IT Services (8.3%):
PayPal Holdings, Inc.(a)	10,675	911
Visa, Inc., Class A	11,775	1,463
		2,374
Materials (3.2%):
The Sherwin-Williams Co.	2,200	918

Semiconductors & Semiconductor Equipment (5.0%):
Applied Materials, Inc.	9,975	535
Nvidia Corp.	3,600	885
		1,420
Software (13.2%):
Activision Blizzard, Inc.	12,275	909
Adobe Systems, Inc.(a)	3,200	639
Red Hat, Inc.(a)	6,550	861
Salesforce.com, Inc.(a)	6,300	718

See notes to schedules of investments.

Security Description	Shares	Value
ServiceNow, Inc.(a)	4,025	$599
		3,726
Total Common Stocks (Cost $14,659)		27,915
Total Investments (Cost $14,659) — 97.9%		27,915
Other assets in excess of liabilities — 2.1%		605
NET ASSETS - 100.00%		$28,520

(a)                            Non-income producing security.

ADR—American Depositary Receipt

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)

Consumer Discretionary (16.2%):
Amazon.com, Inc.(a)	750	$1,089
Best Buy Co., Inc.	13,525	988
BorgWarner, Inc.	23,660	1,331
Burlington Stores, Inc.(a)	12,741	1,551
D.R. Horton, Inc.	17,634	865
LCI Industries	4,895	540
Lear Corp.	7,263	1,403
Magna International, Inc., ADR	22,473	1,284
Nutrisystem, Inc.	14,231	615
PulteGroup, Inc.	19,918	634
Ross Stores, Inc.	18,979	1,563
The Children’s Place, Inc.	4,327	648
The Home Depot, Inc.	4,968	998
Toll Brothers, Inc.	26,028	1,212
Winnebago Industries, Inc.	10,995	500
		15,221
Consumer Staples (7.5%):
Altria Group, Inc.	17,806	1,253
Costco Wholesale Corp.	5,861	1,142
Philip Morris International, Inc.	9,840	1,055
Sprouts Farmers Markets, Inc.(a)	37,495	1,047
Tyson Foods, Inc., Class A	16,480	1,254
Wal-Mart Stores, Inc.	11,808	1,259
		7,010
Energy (5.8%):
Chevron Corp.	11,550	1,448
EOG Resources, Inc.	8,312	956
Exxon Mobil Corp.	27,254	2,379
Valero Energy Corp.	6,738	647
		5,430
Financials (19.0%):
Ameriprise Financial, Inc.	8,044	1,356
Bank of America Corp.	77,664	2,484
Berkshire Hathaway, Inc., Class B(a)	9,518	2,040
Citigroup, Inc.	6,187	486
Citizens Financial Group, Inc.	30,537	1,402
Credit Acceptance Corp.(a)(b)	1,364	450
Essent Group Ltd.(a)	23,539	1,095
FCB Financial Holdings, Inc.(a)	17,199	943
JPMorgan Chase & Co.	16,827	1,946
Northern Trust Corp.	8,375	883
Raymond James Financial, Inc.	13,960	1,346
SVB Financial Group(a)	2,675	660
Western Alliance BanCorp(a)	22,243	1,305
Zions BanCorp	26,411	1,427
		17,823
Health Care (10.7%):
Baxter International, Inc.	12,884	928
Bristol-Myers Squibb Co.	16,715	1,046
Express Scripts Holding Co.(a)	11,865	939
ICON PLC(a)	9,416	1,031
Innoviva, Inc.(a)(b)	41,465	605
Johnson & Johnson	12,756	1,763
Mylan NV(a)	23,818	1,021
Novartis AG, ADR	6,325	570
UnitedHealth Group, Inc.	9,130	2,162
		10,065
Industrials (9.4%):
Cummins, Inc.	5,475	1,030
FedEx Corp.	3,647	957
ManpowerGroup, Inc.	9,482	1,246
Masco Corp.	16,873	754

See notes to schedules of investments.

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	4,764	$698
PACCAR, Inc.	7,490	558
Patrick Industries, Inc.(a)	13,457	861
SkyWest, Inc.	13,052	728
United Rentals, Inc.(a)	6,328	1,146
Universal Forest Products, Inc.	23,029	859
		8,837
Information Technology (24.2%):
Alphabet, Inc., Class C(a)	2,585	3,024
Analog Devices, Inc.	5,965	548
Apple, Inc.	21,813	3,652
Applied Materials, Inc.	17,150	920
Broadcom Ltd.	5,978	1,484
DXC Technology Co.	9,315	927
Entegris, Inc.	28,242	919
Facebook, Inc., Class A(a)	14,987	2,801
KLA-Tencor Corp.	8,510	934
Microsoft Corp.	35,842	3,405
MKS Instruments, Inc.	8,085	827
SYNNEX Corp.	5,391	662
Tech Data Corp.(a)	5,672	569
Texas Instruments, Inc.	9,914	1,087
Zebra Technologies Corp., Class A(a)	8,172	1,006
		22,765
Materials (3.1%):
Avery Dennison Corp.	9,371	1,150
Berry Global Group, Inc.(a)	11,951	707
Packaging Corp. of America	8,280	1,040
		2,897
Real Estate (0.6%):
American Tower Corp.	3,749	554

Telecommunication Services (1.0%):
Verizon Communications, Inc.	17,675	956
Total Common Stocks (Cost $76,326)		91,558

Exchange-Traded Funds (0.5%)
SPDR S&P 500 ETF Trust	1,685	475
Total Exchange-Traded Funds (Cost $446)		475

Collateral for Securities Loaned (1.0%)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.26%(c)	282,690	283
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.52%(c)	347,794	348
JPMorgan Prime Money Market Fund, Capital Class, 1.49%(c)	316,138	316
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.18%(c)	6,323	6
Total Collateral for Securities Loaned (Cost $953)		953
Total Investments (Cost $77,725) — 99.0%		92,986
Other assets in excess of liabilities — 1.0%		899
NET ASSETS - 100.00%		$93,885

(a)                            Non-income producing security.

(b)                            All or a portion of this security is on loan.

(c)                             Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)

Consumer Discretionary (12.7%):
AutoNation, Inc.(a)(b)	2,583,852	$155,600
BorgWarner, Inc.	3,095,500	174,153
CBS Corp., Class B	2,756,400	158,796
Cinemark Holdings, Inc.(b)	4,544,400	167,233
Darden Restaurants, Inc.	1,516,700	145,376
Hasbro, Inc.	1,721,000	162,755
The Interpublic Group of Co., Inc.	5,199,800	113,824
Tiffany & Co.	1,522,100	162,332
VF Corp.	2,193,979	178,019
		1,418,088
Consumer Staples (7.6%):
Archer-Daniels-Midland Co.	7,137,200	306,542
Hormel Foods Corp.(b)	2,112,400	72,519
Ingredion, Inc.	1,168,600	167,858
Sysco Corp.	3,083,200	193,841
The Kroger Co.	3,828,100	116,221
		856,981
Energy (5.5%):
Cimarex Energy Co.	873,200	97,973
Devon Energy Corp.	4,038,300	167,065
Energen Corp.(a)	1,918,900	100,224
Parsley Energy, Inc., Class A(a)	5,119,000	120,808
PDC Energy, Inc.(a)	2,435,200	126,265
		612,335
Financials (19.8%):
Aflac, Inc.	2,817,200	248,477
Alleghany Corp.(a)	374,100	234,823
American Financial Group, Inc.	999,500	113,283
Arthur J. Gallagher & Co.	2,927,300	199,993
Citizens Financial Group, Inc.	4,879,400	223,964
E*TRADE Financial Corp.(a)	3,392,900	178,806
FNF Group	4,227,100	164,772
Markel Corp.(a)	137,700	158,037
Marsh & McLennan Co., Inc.	1,043,900	87,187
SunTrust Banks, Inc.	3,998,100	282,666
The Allstate Corp.	1,179,200	116,470
W.R. Berkley Corp.	2,796,800	204,110
		2,212,588
Health Care (7.1%):
Agilent Technologies, Inc.	492,800	36,186
HCA Holdings, Inc.(a)	1,553,100	157,112
Hologic, Inc.(a)	4,329,700	184,878
Perrigo Co. PLC	1,651,000	149,614
Quest Diagnostics, Inc.	1,896,700	200,708
STERIS PLC	694,100	63,108
		791,606
Industrials (15.4%):
AGCO Corp.	2,143,500	155,661
Colfax Corp.(a)	2,789,100	111,620
Hubbell, Inc.	821,400	111,669
Ingersoll-Rand PLC	1,916,300	181,339
Landstar System, Inc.	1,095,000	121,600
Old Dominion Freight Line, Inc.	455,400	66,693
Owens Corning, Inc.	1,195,900	111,183
PACCAR, Inc.	2,312,100	172,390
Parker-Hannifin Corp.	341,990	68,884
Quanta Services, Inc.(a)	4,963,900	191,061
Republic Services, Inc., Class A	1,650,400	113,548
Textron, Inc.	3,419,300	200,610
Xylem, Inc.	1,601,300	115,710
		1,721,968

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (14.2%):
ARRIS International PLC(a)	3,665,600	$92,740
Black Knight, Inc.(a)	1,789,821	88,596
DXC Technology Co.	1,669,443	166,193
Fidelity National Information Services, Inc.	1,683,200	172,292
Flextronics International Ltd.(a)	9,474,900	170,643
Hewlett Packard Enterprises Co.	10,195,919	167,213
Keysight Technologies, Inc.(a)	3,335,700	155,844
KLA-Tencor Corp.	630,400	69,218
MAXIMUS, Inc.	1,897,200	129,351
Motorola Solutions, Inc.	1,779,900	177,029
Nuance Communications, Inc.(a)	6,628,500	118,053
Synopsys, Inc.(a)	965,800	89,443
		1,596,615
Materials (10.1%):
AptarGroup, Inc.	1,214,100	106,137
Avery Dennison Corp.	776,000	95,200
Celanese Corp., Series A	1,282,700	138,737
Crown Holdings, Inc.(a)	2,927,857	169,962
Eastman Chemical Co.	1,544,200	153,154
International Flavors & Fragrances, Inc.	494,400	74,308
Packaging Corp. of America	1,036,500	130,215
Reliance Steel & Aluminum Co.	3,041,671	266,420
		1,134,133
Real Estate (2.6%):
Lamar Advertising Co.	2,164,600	155,851
National Retail Properties, Inc.	3,508,800	139,229
		295,080
Utilities (2.9%):
Alliant Energy Corp.	2,364,000	93,969
DTE Energy Co.	1,146,900	121,159
Xcel Energy, Inc.	2,444,000	111,544
		326,672
Total Common Stocks (Cost $8,654,525)		10,966,066

Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index ETF	1,832,800	167,005
Total Exchange-Traded Funds (Cost $125,773)		167,005

Collateral for Securities Loaned (1.1%)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.26%(c)	37,008,135	37,008
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.52%(c)	45,531,053	45,531
JPMorgan Prime Money Market Fund, Capital Class, 1.49%(c)	41,386,901	41,387
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.18%(c)	827,771	828
Total Collateral for Securities Loaned (Cost $124,754)		124,754
Total Investments (Cost $8,905,052) — 100.5%		11,257,825
Liabilities in excess of other assets — (0.5)%		(51,908)
NET ASSETS - 100.00%		$11,205,917

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)

Banks (12.4%):
Associated Banc-Corp.	2,703,309	$66,907
Bank of Hawaii Corp.	579,900	48,520
CoBiz Financial, Inc.	1,105,400	22,174
Columbia Banking System, Inc.	1,435,600	61,846
Eagle Bancorp, Inc.(a)	1,160,600	73,119
Independent Bank Corp.	820,471	58,541
Lakeland Financial Corp.	793,450	38,141
Pinnacle Financial Partners, Inc.	1,035,350	65,538
South State Corp.	776,300	68,780
Sterling BanCorp	2,805,900	69,446
UMB Financial Corp.	936,000	71,304
		644,316
Capital Markets (0.9%):
Virtus Investment Partners, Inc.	356,500	45,632

Consumer Discretionary (11.0%):
Choice Hotels International, Inc.	690,825	56,751
Churchill Downs, Inc.	202,975	52,571
Columbia Sportswear Co.	972,775	72,637
Culp, Inc.	1,018,375	32,384
Lithia Motors, Inc.	621,050	77,606
Modine Manufacturing Co.(a)	666,916	15,572
Penske Automotive Group, Inc.	845,850	44,145
Sothebys Holdings, Inc., Class A(a)	1,226,778	64,725
The E.W. Scripps Co., Class A(a)	2,756,300	44,128
Unifi, Inc.(a)	948,801	33,787
Wolverine World Wide, Inc.	2,585,543	84,884
		579,190
Consumer Staples (2.9%):
Performance Food Group Co.(a)	2,139,175	73,481
The Andersons, Inc.	2,252,532	76,811
		150,292
Energy (4.5%):
Delek US Holdings, Inc.	1,746,500	60,935
Helix Energy Solutions Group, Inc.(a)	5,513,620	41,518
SRC Energy, Inc.(a)	7,644,900	76,067
Unit Corp.(a)	2,464,900	59,724
		238,244
Health Care (5.7%):
AMN Healthcare Services, Inc.(a)	830,650	44,564
Bruker Corp.	1,173,371	41,784
CONMED Corp.	1,346,856	77,821
Haemonetics Corp.(a)	1,082,882	70,008
Molina Healthcare, Inc.(a)(b)	714,225	65,252
		299,429
Industrials (20.8%):
Aerojet Rocketdyne Holdings, Inc.(a)	1,503,075	41,335
Alamo Group, Inc.	389,500	44,804
Altra Industrial Motion Corp.	515,065	26,989
Applied Industrial Technologies, Inc.	730,900	53,904
AZZ, Inc.	613,400	27,910
Barnes Group, Inc.	472,800	31,106
Carlisle Cos., Inc.	637,784	72,841
Crane Co.	744,500	74,405
EMCOR Group, Inc.	1,095,700	89,059
Encore Wire Corp.	1,089,088	55,108
Esterline Technologies Corp.(a)	459,800	33,818
Forward Air Corp.	907,100	55,070
FTI Consulting, Inc.(a)	1,265,450	55,009
Granite Construction, Inc.	709,315	47,304
Mueller Industries, Inc.	1,121,000	37,094
MYR Group, Inc.(a)	704,628	23,873

See notes to schedules of investments.

Security Description	Shares	Value
Quanex Building Products Corp.	1,311,975	$27,158
TriMas Corp.(a)	1,664,200	44,268
UniFirst Corp.	492,700	81,443
Viad Corp.	435,750	24,751
Watts Water Technologies, Inc., Class A	766,600	61,136
Werner Enterprises, Inc.	965,100	39,280
Woodward, Inc.	519,200	40,248
		1,087,913
Information Technology (8.9%):
ADTRAN, Inc.	2,591,600	41,466
Anixter International, Inc.(a)	832,000	69,638
Diodes, Inc.(a)	1,010,300	28,480
Electronics For Imaging, Inc.(a)	1,182,300	34,570
Entegris, Inc.	771,000	25,096
Littelfuse, Inc.	153,900	33,449
ManTech International Corp., Class A	1,001,100	52,128
MAXIMUS, Inc.	716,425	48,846
Mesa Laboratories, Inc.	168,275	23,813
Nice Ltd., ADR(b)	679,500	61,902
Sykes Enterprises, Inc.(a)	1,464,900	45,441
		464,829
Insurance (12.1%):
American Financial Group, Inc.	458,303	51,944
AMERISAFE, Inc.	693,650	42,139
Argo Group International Holdings	114,668	7,029
Brown & Brown, Inc.	1,326,412	69,610
FBL Financial Group, Inc., Class A	632,510	44,023
First American Financial Corp.	1,159,525	68,493
Hanover Insurance Group, Inc.	618,625	69,997
Horace Mann Educators Corp.	1,726,700	71,313
Infinity Property & Casualty Corp.	183,624	18,592
Kinsale Capital Group, Inc.	265,177	12,654
ProAssurance Corp.	1,394,650	76,287
State Auto Financial Corp.	270,174	8,043
Validus Holdings Ltd.	1,426,600	96,582
		636,706
Materials (10.8%):
Cabot Corp.	784,611	53,071
Carpenter Technology Corp.	824,200	42,364
Graphic Packaging Holding Co.	3,765,100	60,806
H.B. Fuller Co.	101,000	5,237
Hawkins, Inc.	442,433	15,618
Kaiser Aluminum Corp.	450,300	49,641
Minerals Technologies, Inc.	379,981	28,556
Orion Engineered Carbons SA	2,632,900	77,538
P.H. Glatfelter Co.	2,049,000	47,865
PolyOne Corp.	1,191,500	51,783
Sensient Technologies Corp.	364,750	26,207
Valvoline, Inc.	2,328,275	57,392
Worthington Industries, Inc.	1,066,389	49,864
		565,942
Real Estate (3.7%):
Alexander & Baldwin, Inc.	176,462	4,680
American Assets Trust, Inc.	1,039,546	36,654
LTC Properties, Inc.	1,028,300	42,140
Ryman Hospitality Properties, Inc.	716,000	54,810
Washington Real Estate Investment Trust	2,002,900	57,403
		195,687
Utilities (1.9%):
ALLETE, Inc.	570,200	41,305
MGE Energy, Inc.	500,400	29,924

See notes to schedules of investments.

Security Description	Shares	Value
ONE Gas, Inc.(b)	421,900	$29,883
		101,112
Total Common Stocks (Cost $3,810,977)		5,009,292

Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value Index ETF(b)	547,500	69,691
Total Exchange-Traded Funds (Cost $62,908)		69,691

Collateral for Securities Loaned (0.1%)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.26%(c)	1,961,268	1,961
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.52%(c)	2,412,945	2,413
JPMorgan Prime Money Market Fund, Capital Class, 1.49%(c)	2,193,324	2,193
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.18%(c)	43,868	44
Total Collateral for Securities Loaned (Cost $6,611)		6,611
Total Investments (Cost $3,880,496) — 97.0%		5,085,594
Other assets in excess of liabilities — 3.0%		157,448
NET ASSETS - 100.00%		$5,243,042

(a)                            Non-income producing security.

(b)                            All or a portion of this security is on loan.

(c)                             Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Expedition Emerging Markets Small Cap Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Brazil (6.7%):
Consumer Discretionary (5.4%):
Cvc Brasil Operadora E Agencia de Viagens SA	8,800	$153
International Meal Co. Alimentacao SA	57,000	168
Ser Educacional SA (b)	14,800	154
		475
Real Estate (1.3%):
Br Malls Participacoes SA	28,760	116
		591
Cayman Islands (1.7%):
Consumer Discretionary (1.7%):
Nexteer Automotive Group Ltd.	69,000	148

China (9.5%):
Consumer Discretionary (6.3%):
Best Pacific International Holdings Ltd.	138,000	82
China Yuhua Education Corp. Ltd. (b)	72,000	41
China Zhengtong Auto Services Holdings Ltd.	107,500	110
JNBY Design Ltd.	45,500	69
Q Technology Group Co. Ltd.	55,000	75
Shenzhou International Group Holdings Ltd.	12,000	124
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b)	28,500	55
		556
Health Care (0.4%):
China Animal Healthcare Ltd. (a)(c)(d)(e)	60,000	4
Consun Pharmaceutical Group Ltd. (a)	32,000	36
		40
Industrials (1.1%):
Sinotrans Ltd. (a)	90,000	55
Ten Pao Group Holdings Ltd.	224,000	40
		95
Information Technology (1.7%):
Chinasoft International Ltd.	210,000	148
		839
Georgia (1.4%):
Financials (1.4%):
TBC Bank Group PLC	5,280	123

Hong Kong (2.0%):
Information Technology (0.5%):
Tongda Group Holdings Ltd.	190,000	43

Telecommunication Services (1.5%):
HKBN Ltd.	104,500	131
		174
India (18.2%):
Consumer Discretionary (2.3%):
Himatsingka Seide Ltd.	21,972	121
Sundram Fasteners Ltd.	10,232	85
		206
Consumer Staples (1.0%):
Manpasand Beverages Ltd.	15,036	89

Financials (3.7%):
Edelweiss Financial Services Ltd.	24,738	109
JM Financial Ltd.	46,241	119
RBL Bank Ltd. (b)	12,126	96
		324
Health Care (1.2%):
Biocon Ltd.	10,568	102

Industrials (4.9%):

See notes to schedules of investments.

Security Description	Shares	Value
Asian Granito India Ltd.	11,493	$99
Gayatri Highways Ltd. (c)(d)(e)	33,801	4
Gayatri Projects Ltd. (c)	33,801	111
KEC International Ltd.	21,222	117
Rushil Decor Ltd.	6,606	103
		434
Information Technology (1.6%):
Sterlite Technologies Ltd.	24,820	140

Materials (3.5%):
Aarti Industries Ltd.	5,113	85
Bodal Chemicals Ltd.	39,599	99
Century Plyboards India Ltd.	24,347	123
		307
		1,602
Indonesia (3.9%):
Consumer Discretionary (0.7%):
PT ACE Hardware Indonesia TBK	600,700	61

Energy (1.2%):
PT United Tractors TBK	35,600	103

Financials (1.0%):
PT Bank Tabungan Negara Persero TBK	344,100	94

Industrials (1.0%):
PT AKR Corporindo TBK	184,900	86
		344
Korea, Republic Of (19.5%):
Consumer Discretionary (4.0%):
Hanssem Co. Ltd.	674	108
Innocean Worldwide, Inc.	1,855	122
Mando Corp.	463	120
		350
Health Care (3.7%):
Hugel, Inc. (c)	270	143
ISU Abxis Co. Ltd. (c)	14,122	185
		328
Industrials (4.8%):
Doosan Bobcat, Inc.	1,572	55
Korea Aerospace Industries Ltd.	3,007	148
Vitzrocell Co. Ltd. (c)(d)(e)	28,458	216
		419
Information Technology (7.0%):
DuzonBizon Co. Ltd.	3,396	152
I Controls, Inc. (c)	8,973	127
Jusung Engineering Co. Ltd. (c)	4,343	53
Koh Young Technology, Inc. (c)	2,296	203
Wonik IPS Co. Ltd. (c)	2,595	80
		615
		1,712
Malaysia (4.1%):
Financials (1.1%):
AEON Credit Service M Berhad	26,800	93

Information Technology (2.0%):
My E.G. Services Berhad	102,650	66
V.S. Industry Berhad	142,300	111
		177
Telecommunication Services (1.0%):
TIME dotCom Berhad	39,500	89
		359
Mexico (3.3%):
Consumer Discretionary (1.5%):
Alsea SAB de CV	39,799	130

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.3%):
Unifin Financiera Sab de CV	32,594	$119

Materials (0.5%):
Vitro S.A.B., Series A	11,204	42
		291
Philippines (2.3%):
Consumer Discretionary (1.2%):
Shakey’s Pizza Asia Ventures, Inc.	364,500	108

Financials (1.1%):
Metropolitan Bank & Trust Co.	47,090	91
		199
Singapore (1.3%):
Consumer Discretionary (1.3%):
Mm2 Asia Ltd. (c)	297,400	116

South Africa (4.3%):
Consumer Discretionary (1.2%):
Imperial Holdings Ltd.	4,477	107

Industrials (3.1%):
Barloword Ltd.	7,043	100
The Bidvest Group Ltd.	8,131	172
		272
		379
Taiwan (11.3%):
Consumer Discretionary (3.5%):
Basso Industry Corp.	25,000	56
Eclat Textile Co. Ltd.	8,000	80
Global PMX Co. Ltd.	15,000	90
Hota Industrial Manufacturing Co. Ltd.	7,590	32
Nien Made Enterprise Co. Ltd.	5,000	52
		310
Financials (1.3%):
Chailease Holding Co. Ltd.	34,000	114

Industrials (1.0%):
Hiwin Technologies Corp.	6,780	88

Information Technology (5.5%):
King Yuan Electronics Co. Ltd.	98,000	102
Rafael Microelectronics, Inc.	7,000	46
Richwave Technology Corp.	18,000	54
SDI Corp.	30,000	77
Sinbon Electronics Co. Ltd.	31,000	87
Taiwan Union Technology Corp.	38,000	118
		484
		996
Thailand (3.4%):
Financials (1.9%):
Muangthai Leasing PLC	121,900	166

Industrials (1.5%):
JMT Network Services PCL	114,600	134
		300
Turkey (2.5%):
Consumer Discretionary (1.1%):
Tofas Turk Otomobil Fabrikasi AS	11,318	96

Materials (1.4%):
Petkim Petrokimya Holding AS	56,089	119
		215
United Arab Emirates (0.7%):
Industrials (0.7%):

See notes to schedules of investments.

Security Description	Shares	Value
National Central Cooling Co. PJSC	131,813	$65

United States (1.6%):
Consumer Discretionary (1.6%):
Samsonite International SA	31,800	138
Total Common Stocks (Cost $6,545)		8,591
Total Investments (Cost $6,545) — 97.7%		8,591
Other assets in excess of liabilities — 2.3%		201
NET ASSETS - 100.00%		$8,792

(a)                            Security was fair valued as of January 31, 2018. See Note 1 for further information.

(b)                            Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2018, the fair value of these securities was $346 (thousands) and amounted to 3.9% of net assets.

(c)                             Non-income producing security.

(d)                            The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of January 31, 2018, illiquid securities were 2.5% of the Fund’s net assets.

(e)                             Security was fair valued based upon procedures approved by the Board of Trustees and represents 2.6% of the Fund’s net assets as of January 31, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 1)

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (83.9%)

Multi-family (1.1%):
Collateralized Mortgage Obligations (0.8%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$1,145	$1,168
Series 2012-33, Class AB, 7.00%, 3/16/46	4,845	5,278
Series 2012-67, Class AF, 7.00%, 4/16/44	512	521
		6,967
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	103	103
7.50%, 8/15/21	44	45
7.92%, 7/1/23	349	350
8.25%, 9/15/30	209	210
8.00%, 1/15/31 - 11/15/33	1,258	1,261
7.75%, 9/15/33	441	441
		2,410
Single Family (82.8%):
Collateralized Mortgage Obligations (2.9%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	244	259
Series 1997-8, Class PN, 7.50%, 5/16/27	44	44
Series 1999-4, Class ZB, 6.00%, 2/20/29	369	369
Series 2000-9, Class Z, 8.00%, 6/20/30	72	82
Series 2001-10, Class PE, 6.50%, 3/16/31	276	303
Series 2001-21, Class PE, 6.50%, 5/16/31	221	247
Series 2002-22, Class GF, 6.50%, 3/20/32	47	54
Series 2002-33, Class ZJ, 6.50%, 5/20/32	131	149
Series 2002-45, Class QE, 6.50%, 6/20/32	84	94
Series 2002-47, Class PG, 6.50%, 7/16/32	33	38
Series 2002-47, Class ZA, 6.50%, 7/20/32	230	262
Series 2005-74, Class HB, 7.50%, 9/16/35	24	27
Series 2005-74, Class HC, 7.50%, 9/16/35	102	119
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,494	1,735
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	1,214	1,391
Series 2012-30, Class WB, 7.08%, 11/20/39 (a)	5,282	5,981
Series 2013-190, Class KT, 8.13%, 9/20/30 (a)	2,125	2,302
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	3,333	3,657
Series 2013-64, Class KY, 6.95%, 12/20/38 (a)	2,117	2,411
Series 2013-70, Class KP, 7.12%, 2/20/39 (a)	1,987	2,268
Series 2014-69, Class W, 7.26%, 11/20/34 (a)	265	304
Series 2014-74, Class PT, 7.70%, 5/16/44 (a)	494	558
Series 2015-55, Class PT, 7.96%, 6/20/39 (a)	1,502	1,677
		24,331
Pass-throughs (79.9%):
Government National Mortgage Assoc.
8.00%, 9/20/18 - 4/15/38	57,364	67,242
7.75%, 11/15/20	317	327
10.50%, 12/15/20	19	20
6.00%, 1/15/22 - 6/15/40	57,827	65,447
6.00%, 12/15/40	156	178
7.00%, 5/20/22 - 1/15/39	138,093	158,487
7.00%, 7/15/35	435	500
7.95%, 9/15/22	39	41
7.50%, 12/20/22 - 2/15/38	99,887	114,673
7.13%, 3/15/23 - 7/15/25	1,720	1,836
5.50%, 7/15/23 - 7/15/40	20,278	22,440
6.50%, 8/20/23 - 7/15/39	192,284	218,091
10.00%, 4/15/25 - 2/15/26	1,327	1,396
9.50%, 7/15/25	1	1
9.00%, 2/15/26 - 10/15/29	960	1,092
6.13%, 6/20/28 - 9/20/29	620	665

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
6.28%, 10/20/28 - 12/20/29	$1,138	$1,254
6.10%, 5/20/29 - 7/20/31	1,084	1,180
7.30%, 4/20/30 - 2/20/31	678	717
6.49%, 5/20/31 - 3/20/32	1,594	1,783
8.50%, 6/15/31 - 2/15/32	3,121	3,583
5.00%, 7/15/39	4,609	4,996
		665,949
Total Government National Mortgage Association (Cost $717,134)		699,657

U.S. Treasury Obligations (15.3%)
U.S. Treasury Bills, 1.49%, 5/24/18 (b)	7,160	7,128
U.S. Treasury Bonds
8.88%, 2/15/19, 2/15/19	17,856	19,121
8.13%, 8/15/19, 8/15/19	57,425	62,626
8.50%, 2/15/20, 2/15/20	34,389	38,759
Total U.S. Treasury Obligations (Cost $129,121)		127,634

Investment Companies (0.0%)(c)
BlackRock Liquidity Funds Fedfund Portfolio, 1.02%(a)	100,844	101
Total Investment Companies (Cost $101)		101
Total Investments (Cost $846,356) — 99.2%		827,392
Other assets in excess of liabilities — 0.8%		6,899
NET ASSETS - 100.00%		$834,291

(a)                            Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2018.

(b)                            Rate represents the effective yield at January 31, 2018.

(c)                             Amount represents less than 0.05% of net assets.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (25.1%)
VictoryShares Emerging Market Volatility Wtd ETF	87,968	$2,760
VictoryShares International Volatility Wtd ETF	69,520	2,979
VictoryShares US Multi-Factor Minimum Volatility ETF	100,020	2,866
VictoryShares US Small Cap Volatility Wtd ETF	27,846	1,313
Total Affiliated Exchange-Traded Funds (Cost $8,403)		9,918

Affiliated Mutual Funds (74.5%)
Victory CEMP Market Neutral Income Fund, Class I	911,162	8,665
Victory Expedition Emerging Markets Small Cap Fund, Class I	268,138	2,773
Victory INCORE Total Return Bond Fund, Class R6	497,601	4,682
Victory Integrity Discovery Fund, Class Y	28,641	1,254
Victory RS Global Fund, Class Y	916,956	12,150
Total Affiliated Mutual Funds (Cost $28,597)		29,524
Total Investments (Cost $37,000) — 99.6%		39,442
Other assets in excess of liabilities — 0.4%		145
NET ASSETS - 100.00%		$39,587

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (69.5%)

Consumer Discretionary (5.8%):
CalAtlantic Group, Inc.
1.63%, 5/15/18	$360	$645
0.25%, 6/1/19	435	442
The Priceline Group, Inc., Convertible Subordinated Notes
1.00%, 3/15/18	2,182	4,401
0.35%, 6/15/20	1,305	1,935
		7,423
Energy (1.9%):
Nabros Industries, Inc., 0.75%, 1/15/24 (a)	2,980	2,395

Financials (12.5%):
Ares Capital Corp.
4.38%, 1/15/19	2,755	2,789
3.75%, 2/1/22 (a)	2,115	2,167
BlackRock Capital Investment Corp., 5.00%, 6/15/22	1,130	1,155
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	1,426	2,503
MGIC Investment Corp., 9.00%, 4/1/63 (a)	535	727
Old Republic International Corp., 3.75%, 3/15/18	185	271
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	1,949	2,851
Prospect Capital Corp.
5.88%, 1/15/19	100	102
4.95%, 7/15/22, Callable 4/15/22 @ 100	2,200	2,205
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	1,127	1,152
		15,922
Health Care (11.7%):
ALZA Corp., 7/28/20, Callable 2/28/18 @ 92.97 (b)	1,431	2,716
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 1.09%(US0003M-50bps), 9/15/23, Callable 3/15/18 @ 100 (c) (d)	1,259	2,075
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 2/28/18 @ 93.33 (b)	517	2,004
Illumina, Inc., Convertible Subordinated Notes
0.00%, 6/15/19	1,100	1,205
0.50%, 6/15/21 (e)	1,130	1,364
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	375	450
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 3/5/18 @ 100 (f)	362	324
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,374	4,672
		14,810
Industrials (4.5%):
Dycom Industries, Inc., 0.75%, 9/15/21	1,355	1,799
Macquarie Infrastructure
2.88%, 7/15/19	120	124
2.00%, 10/1/23	1,175	1,119
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19 (e)	2,573	2,649
		5,691
Information Technology (23.8%):
Akamai Technologies, Inc., 2/15/19	500	503
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	2,184	2,893
Euronet Worldwide, Inc., 1.50%, 10/1/44, Callable 10/5/20 @ 100	130	172
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	2,886	6,623
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	792	2,523
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (d)	749	1,141
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	749	4,266
Nvdia Corp., 1.00%, 12/1/18	251	3,064
On Semiconductor Corp., 1.00%, 12/1/20	825	1,179
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	3,220	5,771
Salesforce.com, Inc., 0.25%, 4/1/18	705	1,205

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Western Digital Corp., 1.50%, 2/1/24 (a)(g)	$788	$804
		30,144
Materials (2.6%):
RPM International, Inc., 2.25%, 12/15/20	100	116
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20 (e)	2,758	3,189
		3,305
Real Estate (6.7%):
Spirit Realty Capital, Inc.
2.88%, 5/15/19	1,215	1,211
3.75%, 5/15/21	2,145	2,202
VEREIT, Inc.
3.00%, 8/1/18	1,681	1,681
3.75%, 12/15/20	3,420	3,467
		8,561
Total Convertible Corporate Bonds (Cost $71,597)		88,251

Convertible Preferred Stocks (25.3%)
Energy (0.4%):
Hess Corp., 8.00%, 2/1/19	7,795	467

Financials (8.0%):
AMG Capital Trust II, 5.15%	28,896	1,812
New York Community Capital Trust V, 6.00%	40,769	2,038
Wells Fargo & Co., Series L, 7.50%	4,963	6,352
		10,202
Health Care (4.6%):
Allergan PLC, Series A, 6.50%	805	521
Anthem, Inc., 5.25%	33,370	2,004
Becton, Dickinson and Co., Series A, 6.13%	53,390	3,349
		5,874
Industrials (1.5%):
Stanley Black & Decker, Inc., 5.38%	15,930	1,898

Real Estate (2.4%):
Welltower, Inc., Series I, 6.50%	53,230	3,080

Utilities (8.4%):
CenterPoint Energy, Inc., 3.40%	16,352	1,181
Dominion Resources, Inc., 6.75%	72,990	3,685
DTE Energy Co., 6.50%	30,363	1,601
NextEra Energy, Inc., 6.12%	42,715	2,416
NextEra Energy, Inc., 6.37%	24,155	1,714
		10,597
Total Convertible Preferred Stocks (Cost $30,624)		32,118

Collateral for Securities Loaned (2.9%)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.26%(h)	1,106,284	1,106
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.52%(h)	1,361,060	1,361
JPMorgan Prime Money Market Fund, Capital Class, 1.49%(h)	1,237,179	1,237

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.18%(h)	24,745	$25
Total Collateral for Securities Loaned (Cost $3,729)		3,729
Total Investments (Cost $105,950) — 97.7%		124,098
Other assets in excess of liabilities — 2.3%		2,962
NET ASSETS - 100.00%		$127,060

(a)                            Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2018, the fair value of these securities was $6,093 (thousands) and amounted to 4.8% of net assets.

(b)                            Continuously callable with 15 days notice.

(c)                             Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2018.

(d)                            Continuously callable with 30 days notice.

(e)                             All or a portion of this security is on loan.

(f)                              Continuously callable with 20 days notice.

(g)                             Security purchased on a when-issued basis.

(h)                            Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

LLC—Limited Liability Company

PLC—Public Limited Company

US0003M—3 Month US Dollar LIBOR

See notes to schedules of investments.

Notes to Schedules of Portfolio Investments
Victory Portfolios	January 31, 2018
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of 43 funds. The accompanying Schedules of Portfolio Investments are those of the following 9 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory Diversified Stock Fund (“Diversified Stock Fund”)	Class A, C, I, R, R6 and Y	Seeks to provide long-term growth of capital
Victory NewBridge Large Cap Growth Fund (“NewBridge Large Cap Growth Fund”)	Class A, C, I, R and Y	Seeks to provide long-term capital appreciation
Victory Special Value Fund (“Special Value Fund”)	Class A, C, I, R and Y	Seeks to provide long-term growth of capital and dividend income
Victory Sycamore Established Value Fund (“Sycamore Established Value Fund”)	Class A, C, I, R, R6 and Y	Seeks to provide long-term capital growth by investing primarily in common stocks
Victory Sycamore Small Company Opportunity Fund (“Sycamore Small Company Opportunity Fund”)	Class A, I, R, R6 and Y	Seeks to provide capital appreciation
Victory Expedition Emerging Markets Small Cap Fund (“Expedition Emerging Markets Small Cap Fund”)	Class I	Seeks to provide long-term appreciation of capital
Victory INCORE Fund for Income (“INCORE Fund for Income”)	Class A, C, I, R, R6 and Y	Seeks to provide a high level of current income consistent with preservation of shareholders’ capital

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

Victory Strategic Allocation Fund (“Strategic Allocation Fund”)	Class A, C, I and R	Seeks to provide income and long-term growth of capital
Victory INCORE Investment Grade Convertible Fund (“INCORE Investment Grade Convertible Fund”)	Class A and I	Seeks to provide a high level of current income together with long-term capital appreciation

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as level 1 in the fair value hierarchy.

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Expedition Emerging Markets Small Cap Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Investments in Securities		Investments in Securities		Investments in Securities
Diversified Stock Fund
Common Stocks	$481,886	$—		$—		$481,886
Exchange-Traded Funds	16,287	—		—		16,287
Collateral for Securities Loaned	7,160	—		—		7,160
Total	505,333	—		—		505,333

NewBridge Large Cap Growth Fund
Common Stocks	27,915	—		—		27,915
Total	27,915	—		—		27,915

Special Value Fund
Common Stocks	91,558	—		—		91,558
Exchange-Traded Funds	475	—		—		475
Collateral for Securities Loaned	953	—		—		953
Total	92,986	—		—		92,986

Sycamore Established Value Fund
Common Stocks	10,966,066	—		—		10,966,066
Exchange-Traded Funds	167,005	—		—		167,005
Collateral for Securities Loaned	124,754	—		—		124,754
Total	11,257,825	—		—		11,257,825

Sycamore Small Company Opportunity Fund
Common Stocks	5,009,292	—		—		5,009,292
Exchange-Traded Funds	69,691	—		—		69,691
Collateral for Securities Loaned	6,611	—		—		6,611
Total	5,085,594	—		—		5,085,594

Expedition Emerging Markets Small Cap Fund
Common Stocks	8,276	91	(a)	224	(b)	8,591
Total	8,276	91		224		8,591

INCORE Fund for Income
Government National Mortgage Association	—	699,657		—		699,657
U.S. Treasury Obligations	—	127,634		—		127,634
Investment Companies	101	—		—		101
Total	101	827,291		—		827,392

Strategic Allocation Fund
Affiliated Exchange-Traded Funds	9,918	—		—		9,918
Affiliated Mutual Funds	29,524	—		—		29,524
Total	39,442	—		—		39,442

INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—	88,251		—		88,251
Convertible Preferred Stocks	11,871	20,247	(c)	—		32,118
Collateral for Securities Loaned	3,729	—		—		3,729
Total	$15,600	$108,498		$—		$124,098

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

(a) Consists of holdings: Consun Pharmaceutical Group Ltd. categorized as Health Care, Sinotrans Ltd. categorized as Industrials and Soda Sanayii AS categorized as Materials.

(b) Consists of holdings: China Animal Healthcare Ltd. categorized as Health Care and Vitzrocell Co. Ltd. and Gayatri Highways Ltd categorized as Industrials.

(c) Consists of holdings: AMG Capital and Wells Fargo & Co, categorized as Financials, Anthem, Inc. categorized as Health Care, Stanley Black & Decker, Inc. categorized as Industrials and CenterPoint Energy, Inc., Dominion Resources, Inc., DTE Energy Co and NextEra Energy, Inc., 6.37% categorized as Energy.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain portfolio holdings are as follows (in thousands):

Transfers from Level 2 to Level 1
Expedition Emerging Markets Small Cap Fund
Common Stocks	$6,138
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	2,038

Transfers from Level 1 to Level 2
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$10,901

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

Investment In Securities	Expedition Emerging Markets Small Cap
Balance as of October 31, 2017	$210
Accrued Discount (Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	10
Purchases	4
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of January 31, 2018	$224

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2018, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2018, the Funds had no open forward foreign exchange currency contracts.

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of January 31, 2018, the Fund had no open futures contracts.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of January 31, 2018 (in thousands):

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
Diversified Stock Fund	$6,454	$7,160	$706
Special Value Fund	854	953	99
Sycamore Established Value Fund	119,964	124,754	4,790
Sycamore Small Company Opportunity Fund	6,395	6,611	216
INCORE Investment Grade Convertible Fund	3,628	3,729	101

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

2. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Expedition Emerging Markets Small Cap Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Notes to Schedules of Investments — continued
Victory Portfolios	January 31, 2018
(Unaudited)

3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedules of Portfolio Investments prepared as of January 31, 2018, required additional disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 28, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 28, 2018